INCOME TAXES - Significant Components of the Provision for Income Tax Benefit (Expense) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current - federal									$ (87)	$ 0	$ (270)
Current - foreign									(29,403)	(43,743)	(42,725)
Current - state									(1,377)	(1,731)	(1,046)
Total current expense									(30,867)	(45,474)	(44,041)
Deferred - federal									306,078	(89,049)	(8,025)
Deferred - foreign									(2,548)	56,048	2,685
Deferred - state									7,555	976	(562)
Total deferred benefit (expense)									311,085	(32,025)	(5,902)
Income tax benefit (expense)	$ (293,118)	$ 16,347	$ 18,390	$ (21,837)	$ 39,920	$ (3,619)	$ (21,719)	$ 62,917	$ (280,218)	$ 77,499	$ 49,943